Note 5 - Credit Assets, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Statement Line Items [Line Items]
Provision for (recovery of) credit losses			$ 1,913	$ (111)
Loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance			3,303
Balance	$ 4,958	$ 2,402	4,958	2,402
Loans [member] | Provision for credit commitments [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	1,971	65	783	100
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	1,029	142	2,217	107
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	1,029	142	2,217	107
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	3,000	207	3,000	207
Loans [member] | Provision for credit commitments [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	2,262	2,321	2,520	2,413
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(121)	(116)	(285)	(179)
Credit asset originations	0	24	11	101
Derecognitions and maturities	(19)	(34)	(30)	(140)
Provision for (recovery of) credit losses	(140)	(126)	(304)	(218)
Write-offs	(135)	0	(259)	0
Recoveries	0	0	0	0
Balance	1,958	2,195	1,958	2,195
FX Impact	(29)	0	1	0
Loans [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance			2,996
Balance	3,760	2,093	3,760	2,093
Loans [member] | Provision for credit commitments [member] | Stage 1 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	1,911	65	783	100
Transfer in (out) to Stage 1	0	0	0	56
Transfer in (out) to Stage 2	0	0	0	(124)
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	449	142	1,577	175
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	449	142	1,577	107
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	2,360	207	2,360	207
Loans [member] | Provision for credit commitments [member] | Stage 1 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	1,772	1,845	2,213	1,845
Transfer in (out) to Stage 1	(200)	110	(397)	250
Transfer in (out) to Stage 2	155	(53)	146	(162)
Transfer in (out) to Stage 3	1	0	0	0
Net remeasurement of loss allowance	(165)	(32)	(337)	(51)
Credit asset originations	0	24	40	101
Derecognitions and maturities	(3)	(8)	(14)	(97)
Provision for (recovery of) credit losses	(212)	41	(562)	41
Write-offs	(135)	0	(259)	0
Recoveries	0	0	0	0
Balance	1,400	1,886	1,400	1,886
FX Impact	(25)	0	8	0
Loans [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance			306
Balance	1,168	309	1,168	309
Loans [member] | Provision for credit commitments [member] | Stage 2 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	4	0	0	0
Transfer in (out) to Stage 1	0	0	0	(56)
Transfer in (out) to Stage 2	0	0	0	124
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	607	0	611	(68)
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	607	0	611	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	611	0	611	0
Loans [member] | Provision for credit commitments [member] | Stage 2 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	488	476	306	568
Transfer in (out) to Stage 1	200	(110)	397	(250)
Transfer in (out) to Stage 2	(155)	53	(146)	162
Transfer in (out) to Stage 3	(43)	0	(43)	0
Net remeasurement of loss allowance	87	(84)	95	(128)
Credit asset originations	0	0	(29)	0
Derecognitions and maturities	(16)	(26)	(16)	(43)
Provision for (recovery of) credit losses	73	(167)	258	(259)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	557	309	557	309
FX Impact	(4)	0	(7)	0
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance			1
Balance	30	0	30	0
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	56	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(27)	0	29	0
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	(27)	0	29	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	29	0	29	0
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	2	0	1	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	42	0	43	0
Net remeasurement of loss allowance	(43)	0	(43)	0
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	(1)	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	1	0	1	0
FX Impact	$ 0	$ 0	$ 0	$ 0